SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Jan. 02, 2016
SHARE-BASED COMPENSATION
Schedule of valuation assumptions used to estimate fair value of stock options granted using the Trinomial lattice pricing model

	Fiscal Year Ended
Valuation Assumptions:	January 2, 2016	December 28, 2013
Weighted-average fair value of options granted	$15.92	$10.32
Expected volatility	76.5%	59.5%
Weighted-average volatility	58.7%	59.5%
Expected term (in years)	4.2	4.9
Dividend yield	—	—
Risk-free rate	1.9%	0.1% to 3.9%
Expected annual forfeiture	15.3%	12.4%

Summary of award activity under stock option plans

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (In thousands)
Outstanding January 3, 2015	1,030,969	$11.25	3.9	$21,613
Granted	174,458	34.29
Exercised	(244,780)	10.07		5,869
Cancelled/expired	(54,764)	22.08

Outstanding at January 2, 2016	905,883	15.35	3.4	$5,686

Vested or expected to vest at January 2, 2016	873,924	14.68	3.4	$5,686
Exercisable at January 2, 2016	573,593	8.12	2.4	$5,686

Schedule of valuation assumptions used to determine fair value for the MSUs granted using the Monte Carlo simulation model

	Fiscal Years Ended
Valuation Assumptions:	January 2, 2016	January 3, 2015
Weighted-average fair value	$43.35	$50.24
Expected volatility	43.2%	52.3%
Dividend yield	—	—
Risk-free rate	1.1% to 1.7%	1.68%
Weighted-average expected annual forfeiture	5.0%	4.8%

Schedule of valuation assumptions used to determine fair value of performance share units granted using the Monte Carlo simulation model

	Fiscal Years Ended
Valuation Assumptions:	January 2, 2016	January 3, 2015
Weighted-average fair value	$37.47	$43.93
Expected volatility	41.6%	44.2%
Dividend yield	—	—
Risk-free rate	1.0%	0.7%
Weighted-average expected annual forfeiture	4.1%	4.0%

Summary of award activity under restricted stock plans

	Shares	Weighted Average Grant Date Fair Value
Nonvested stock at January 3, 2015	1,719,574	$45.39
Granted	570,484	36.87
Vested	(112,720)	20.07
Cancelled	(253,088)	45.67

Nonvested stock at January 2, 2016	1,924,250	$44.31

Expected to vest as of January 2, 2016(a)	1,751,883	$44.52

(a)

Excludes the potential impact of the performance share multiplier, which will vary from 30% to 200% of the number of MSUs awarded depending on the actual performance of the Company's stock price over the vesting periods and zero to 200% of the number of LTIP awards granted depending on the Company's TSR relative to the TSR of the S&P Mid-Cap 400 Index.